Related Party Transactions (Details) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended		1 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] Access [Member] Tax-sharing [Member]	Dec. 31, 2011 Successor [Member] Access [Member] Tax-sharing [Member]	Dec. 31, 2010 Successor [Member] Access [Member] Demand letters [Member] USD ($)	Dec. 31, 2012 Successor [Member] Access [Member] Demand letters [Member]	Dec. 31, 2010 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2012 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2011 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2012 Successor [Member] Director [Member]	Dec. 31, 2010 Successor [Member] Director [Member] USD ($)	Dec. 31, 2010 Successor [Member] Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Successor [Member] Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 Successor [Member] Joint Venture Partners [Member] USD ($)	Sep. 30, 2011 Successor [Member] Joint Venture Partners [Member] Basell Orlen Polyolefins Sp. Z.o.o. [Member] USD ($)	Sep. 30, 2011 Successor [Member] Joint Venture Partners [Member] Basell Orlen Polyolefins Sp. Z.o.o. [Member] EUR (€)	Apr. 30, 2010 Predecessor [Member] USD ($)	Apr. 30, 2010 Predecessor [Member] Apollo [Member] USD ($)	Apr. 30, 2010 Predecessor [Member] Joint Venture Partners [Member] USD ($)
Related party [Line Items]
Description of transaction				we entered into a tax cooperation agreement with Access. The tax cooperation agreement allows either party to provide the other with information and support in connection with tax return preparation and audits on a time and materials basis through 2014. No payments were received from Access under this agreement during 2012 and payments received were less than $1 million during 2011.			one of our subsidiaries received demand letters from affiliates of Access demanding indemnity for losses, including attorney’s fees and expenses, arising out of a pending lawsuit and payment of $100 million in management fees under a 2007 management agreement between an Access affiliate and the predecessor of LyondellBasell AF as well as other unspecified amounts related to advice purportedly given in connection with financing and other strategic transactions.		Transactions with Apollo affiliates include the sales of product under a long-term contract that renews automatically each year, unless a 90 day notice of termination has been received and other product sales made on the spot market in the ordinary course of business.		LyondellBasell AF retained the services of and entered into a Bankruptcy Court-approved contractual agreement with one of its directors.			These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites and we provide certain services to our equity investees.
Payments received under the agreement during the period					less than $1 million
Management fee						$ 100
Success fee												10
Date related party loan was repaid in full																2011-09	2011-09
Loan to joint venture partner																14	10
The Company billed related parties for: [Abstract]
Sales of products	723	1,037	1,116					235	299	375			488	738	741			207	0	207
Shared services agreements								0	15	13			22	1	11				0	3
Related parties billed the Company for: [Abstract]
Sales of products													803	3,260	3,403					432
Shared service agreements													$ 56	$ 107	$ 115					$ 28